UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7696

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1735 NE 70th Street
                               Ankeny, Iowa 50021
               (Address of Principal Executive Offices) (Zip Code)

                                 (515) 244-5426
             (Registrant's Telephone Numbers, Including Area Code)

                             Elizabeth A. Grob, Esq.
                              Ahlers & Cooney, P.C.
                           100 Court Avenue, Suite 600
                             Des Moines, Iowa 50309
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Edgar H. Bittle, Esq.
                              Ahlers & Cooney, P.C.
                           100 Court Avenue, suite 600
                             Des Moines, Iowa 50309

                               John C. Miles, Esq.
                 Cline Williams Wright Johnson & Oldfather, LLP
                                   Suite 1900
                                   233 S. 13th
                             Lincoln, Nebraska 68508



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Date of fiscal year end: June 30
Date of reporting period: July 1, 2003 - June 30, 2004

The Registrant owned no securities in the period for which proxies were solicited or voted.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant          Iowa Public Agency Investment Trust

                    By /s/ Don Kerker
                    -----------------------------
                    Don Kerker,
                    Chairman of the Board of Trustees
                    (Principal Executive Officer)
                        (Signature and Title)

Date August 25, 2004



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